Segment reporting (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of operating segments [line items]
Disclosure of operating segments
The measurement of each segment’s revenues, expenses and assets is consistent with the accounting policies that are used in preparation of the Company’s consolidated financial statements.

Segment information:	For the Year Ended March 31,
Reportable segments	Global Generics						PSAI						Others						Total
	2026		2025		2024		2026		2025		2024		2026		2025		2024		2026		2025		2024
Revenues (1)	Rs.	299,033	Rs.	289,552	Rs.	245,453	Rs.	34,773	Rs.	33,846	Rs.	29,801	Rs.	2,127	Rs.	2,137	Rs.	3,910	Rs.	335,933	Rs.	325,535	Rs.	279,164
Gross profit	Rs.	169,698	Rs.	179,606	Rs.	154,268	Rs.	5,984	Rs.	9,157	Rs.	6,919	Rs.	1,582	Rs.	1,665	Rs.	2,420	Rs.	177,264	Rs.	190,428	Rs.	163,607
Selling, general and administrative expenses																				106,763		93,870		77,201
Research and development expenses																				24,058		27,380		22,873
Impairment of non-current assets, net																				3,519		1,693		3
Other income, net																				(7,627)		(4,358)		(4,199)
Results from operating activities																			Rs.	50,551	Rs.	71,843	Rs.	67,729
Finance income, net																				4,132		4,724		3,994
Share of profit of equity accounted investees, net of tax																				134		217		147
Profit before tax																			Rs.	54,817	Rs.	76,784	Rs.	71,870
Tax expense, net																				12,351		19,539		16,186
Profit for the year																			Rs.	42,466	Rs.	57,245	Rs.	55,684

(1)
Revenues for the year ended March 31, 2026 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, of Rs.7,270 (as compared to Rs.9,389 and Rs.10,707 for the years ended March 31, 2025 and 2024, respectively) and from the PSAI segment to the Others segment of Rs.0 (as compared to Rs.0 and Rs.72 for the years ended March 31, 2025 and 2024, respectively)

Analysis of revenues within the Global Generics segment
Revenues within the Global Generics segment:

Revenues by therapeutic areas in the Company’s Global Generics segment is given below:

	For the Year Ended March 31,
	2026		2025		2024
Oncology	Rs.	63,131	Rs.	85,798	Rs.	67,563
Nervous System		61,292		43,345		29,760
Pain Management		30,114		27,552		23,990
Gastrointestinal		27,620		25,315		23,368
Cardiovascular		21,868		17,034		16,326
Respiratory		21,204		18,551		17,291
Anti-Infective		13,196		12,774		15,896
Diabetology		12,432		7,452		5,336
Hematology		8,346		8,628		10,949
Nutraceuticals		8,132		6,427		5,680
Dermatology		8,020		9,130		7,691
Others		23,678		27,546		21,603
To t al	Rs.	299,033	Rs.	289,552	Rs.	245,453

Analysis of revenues within the PSAI segment
Revenues within the PSAI segment:

Revenues by therapeutic areas in the Company’s PSAI segment is given below:

	For the Year Ended March 31,
	2026		2025		2024
Cardiovascular	Rs.	5,227	Rs.	7,060	Rs.	6,915
Oncology		5,176		3,398		3,558
Nervous System		4,087		3,722		2,907
Pain Management		3,930		3,668		4,221
Diabetology		1,808		2,039		1,609
Hematology		1,753		2,458		646
Anti-Infective		1,739		1,677		1,456
Gastrointestinal		919		1,220		1,108
Dermatology		561		742		862
Respiratory		541		667		899
Genitourinary		475		416		367
Others		8,557		6,779		5,253
Total		34,773		33,846		29,801

Analysis of revenues by geography
Revenues by geography:

The following table shows the distribution of the Company’s revenues by country, based on the location of the customers:

	For the Year Ended March 31,
Country	2026		2025		2024
United States	Rs.	117,892	Rs.	149,351	Rs	135,565
India		64,537		55,830		48,473
Russia		34,786		25,958		22,301
Others (1)		118,718		94,396		72,825
	Rs.	335,933	Rs.	325,535	Rs.	279,164

(1)	Others include Germany, the United Kingdom, Ukraine, Romania, Brazil and other countries across the world.

Disclosure of analysis of Company's non-current assets (other than financial instruments and deferred tax assets)
Assets by geography:

The following table shows the distribution of the Company’s non-current assets (other than financial instruments and deferred tax assets) by country, based on the location of assets:

	As of March 31,
Country	2026		2025
Ind i a	Rs.	138,777	Rs.	120,850
Switzerland		76,961		73,624
United States		9,223		4,343
Russia		3,299		2,837
O t h e rs		11,616		9,628
	Rs.	239,876	Rs.	211,282

Disclosure of analysis of distribution of the Company's property, plant and equipment including capital work in progress and intangible assets acquired during the year (other than goodwill arising on business combination)
The following table shows the distribution of the Company’s property, plant and equipment including capital work in progress and intangible assets acquired during the year (other than goodwill arising on business combination) by country, based on the location of assets:

	For the Year Ended March 31,
Country	2026		2025
Ind i a	Rs.	32,150	Rs.	31,448
Switzerland		2,802		61,867
United States		6,695		2,118
Others		2,054		3,948
	Rs.	43,701	Rs.	99,381

Disclosure of analysis of depreciation and amortization, included in cost of revenues
Depreciation and amortization, included in cost of revenues, by reportable segments:

	For the Year Ended March 31,
	2026		2025		2024
Global Generics	Rs.	4,868	Rs.	4,155	Rs.	3,892
PSAI		3,735		2,956		2,813
Others		-		-		37
	Rs.	8,603	Rs.	7,111	Rs.	6,742